Revenue, Accounts Receivable, net and Deferred Revenue	12 Months Ended
Dec. 31, 2025
Revenue, Accounts Receivable, net and Deferred Revenue [Abstract]
Revenue, Accounts Receivable, net and Deferred Revenue
3.	Revenue, Accounts Receivable, net and Deferred Revenue

The Company’s tanker vessels are employed under various types of charters and accordingly, the Company disaggregates its revenue from contracts with customers by the type of charter (time charters, spot charters and pool charters).

Below are presented, per type of charter, the Company’s revenues for the years ended December 31, 2025, 2024 and 2023 and also the balance of Accounts receivable, net, for the years ended December 31, 2025 and 2024.

Charter type	2025	2024	2023
Time charters	$70,607	$63,085	$57,975
Pool arrangements	11,211	23,378	48,332
Voyage charters	2,354	982	2,631
Total Revenue	$84,172	$87,445	$108,938

	As of December 31,
Charter type	2025	2024
Time charters	$5,220	$2,063
Pool arrangements	923	2,845
Voyage charters	150	902
Total Acc. Receivable, net	$6,293	$5,810

There were no contract assets included in the receivable balances from spot voyages as of December 31, 2025 and 2024, respectively.

Moreover, the charterers that accounted for more than 10% of the Company’s revenue are presented below:

Charterer	2025	2024	2023
A	18%	16%	11%
B	14%	26%	28%
C	16%	16%	-
D	11%	-	-
E	-	-	13%
F	12%	-	-
G	13%	22%	32%

The maximum aggregate amount of loss due to credit risk, net of related allowances, that the Company would incur if the aforementioned charterers failed completely to perform according to the terms of the relevant charter parties, amounted to $2,126 and to $1,108 as of December 31, 2025 and 2024, respectively.

Deferred Revenue relates solely to cash received up-front from the Company’s time-charter contracts and as of December 31, 2025 and 2024, it amounted to $nil and $930, respectively, and is separately presented in the accompanying consolidated balance sheets.

As of December 31, 2025 and 2024, the value of the EUAs the Company was obligated to surrender to the EU authorities amounted to $1,077 and $789, respectively, and are shown as EU allowances liability, current, in the accompanying consolidated balance sheets. The amounts of $952 and $762, to be collected from charterers in the form of EUAs, are included in Accounts receivable, net in the accompanying consolidated balance sheets as of December 31, 2025 and 2024, respectively. EUAs amounting to $198 have been purchased ($86) or received from charterers and included in EU allowances in the accompanying consolidated balance sheets as of December 31, 2025. The Company did not hold any EUAs as of December 31, 2024.
For 2025 and 2024, the value of EUAs included in Revenues amounted to $1,077 and $762, respectively, while the value of EUAs included in voyage expenses amounted to $1,077 and $789, respectively.